Risk management - Maturity of financial liabilities (Details) $ in Millions	Dec. 31, 2022 COP ($)
Disclosure of detailed information about financial risk management [Line Items]
Loans (payment of principal and interest)	$ 170,558,364
Trade and other payables	20,000,351
Total	190,558,715
Up to 1 year
Disclosure of detailed information about financial risk management [Line Items]
Loans (payment of principal and interest)	22,915,877
Trade and other payables	19,937,704
Total	42,853,581
From 1 to 5 years
Disclosure of detailed information about financial risk management [Line Items]
Loans (payment of principal and interest)	58,620,843
Trade and other payables	62,647
Total	58,683,490
From 5 to 10 years
Disclosure of detailed information about financial risk management [Line Items]
Loans (payment of principal and interest)	39,406,585
Trade and other payables	0
Total	39,406,585
More than 10 years
Disclosure of detailed information about financial risk management [Line Items]
Loans (payment of principal and interest)	49,615,059
Trade and other payables	0
Total	$ 49,615,059